Stock-Based Compensation (Details 3) - Restricted Stock Units [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance at beginning	793,333	831,662
Granted	20,000	301,020
Forfeited
Vested	(261,250)	(339,349)
Balance at ending	552,083	793,333